Long-term Debt	6 Months Ended
Sep. 30, 2014
Long-term Debt
Long-term Debt

7. Long-term Debt

The table below presents the loans outstanding as of September 30, 2014:

Secured bank debt
Royal Bank of Scotland plc. (RBS)
Tranche A	42,500,000
Tranche B	31,962,500
Tranche C	49,450,000
Total	123,912,500
Presented as follows:
Current portion of long-term debt	9,612,000
Long-term debt—net of current portion	114,300,500
Total	123,912,500

The interest rate on the loan facility increased in accordance with the loan agreement from LIBOR plus a margin of 1.5% per annum to LIBOR plus a margin of 2.0% per annum on September 26, 2014, commensurate with the delivery of the Corsair. The margin will be increased to 2.5% on September 26, 2015 until maturity.

The loan facility is secured by first priority mortgages on the Captain John NP, Captain Markos NL, Captain Nicholas ML and Corsair and first assignments of all freights, earnings and insurances. In addition, we were obliged to maintain $66,538,170 in a restricted cash account, which was reduced on the date of the second, third and fourth pre-delivery shipyard installments for the Corsair and on delivery of the Corsair was reduced to zero.